INTANGIBLE ASSETS (Details) - Rights [Member] - USD ($)	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Land use rights	$ 187,464	$ 186,317	$ 185,614
Less: Accumulated amortization	34,680	32,605	27,594
Total	$ 152,784	$ 153,712	$ 158,020